The Universal Institutional Funds, Inc.
Prospectus Supplement

January 5, 2009

The Universal Institutional Funds, Inc.

Supplement dated January 5, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2008 of:

U.S. Mid Cap Value Portfolio (Class I)

The first, second and third paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Equity Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Thomas R. Copper, a Managing Director of the Adviser, John Mazanec, an Executive Director of the Adviser, Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Adviser and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of the Adviser.

Mr. Copper has been associated with the Adviser in an investment management capacity since 1986 and began managing the Portfolio in December 2005. Mr. Mazanec has been associated with the Adviser in an investment management capacity since June 2008 and began managing the Portfolio in June 2008. Prior to June 2008, Mr. Mazanec was a portfolio manager at Wasatch Advisers. Mr. Bastian has been associated with the Adviser in an investment management capacity since 2003 and began managing the Portfolio in September 2003. Ms. Maly has been associated with the Adviser in an investment management capacity since 1992 and began managing the Portfolio in July 2008. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999 and began managing the Portfolio in September 2003. Mr. Laskin has been associated with the Adviser in an investment management capacity since 2000 and began managing the Portfolio in January 2007. Mr. Marcheli has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2003.

Mr. Copper is the lead manager of the Portfolio and Mr. Mazanec is a co-portfolio manager of the Portfolio. Messrs. Bastian, Roeder, Laskin and Ms. Maly assist Messrs. Copper and Mazanec in the management of the Portfolio and Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. Mr. Copper is responsible for the execution of the overall strategy of the Portfolio.

UIFMCVSPT

Please retain this supplement for future reference.

The Universal Institutional Funds, Inc.
Prospectus Supplement

January 5, 2009

The Universal Institutional Funds, Inc.

Supplement dated January 5, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2008 of:

U.S. Mid Cap Value Portfolio (Class II)

The first, second and third paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Equity Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Thomas R. Copper, a Managing Director of the Adviser, John Mazanec, an Executive Director of the Adviser, Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Adviser and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of the Adviser.

Mr. Copper has been associated with the Adviser in an investment management capacity since 1986 and began managing the Portfolio in December 2005. Mr. Mazanec has been associated with the Adviser in an investment management capacity since June 2008 and began managing the Portfolio in June 2008. Prior to June 2008, Mr. Mazanec was a portfolio manager at Wasatch Advisers. Mr. Bastian has been associated with the Adviser in an investment management capacity since 2003 and began managing the Portfolio in September 2003. Ms. Maly has been associated with the Adviser in an investment management capacity since 1992 and began managing the Portfolio in July 2008. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999 and began managing the Portfolio in September 2003. Mr. Laskin has been associated with the Adviser in an investment management capacity since 2000 and began managing the Portfolio in January 2007. Mr. Marcheli has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2003.

Mr. Copper is the lead manager of the Portfolio and Mr. Mazanec is a co-portfolio manager of the Portfolio. Messrs. Bastian, Roeder, Laskin and Ms. Maly assist Messrs. Copper and Mazanec in the management of the Portfolio and Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. Mr. Copper is responsible for the execution of the overall strategy of the Portfolio.

UIFMCVIISPT

Please retain this supplement for future reference.

The Universal Institutional Funds, Inc.
Prospectus Supplement

January 5, 2009

The Universal Institutional Funds, Inc.

Supplement dated January 5, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2008 of:

Equity and Income Portfolio (Class II)

The first, second and third paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Equity Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Adviser, and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of the Adviser.

Mr. Bastian has been associated with the Adviser in an investment management capacity since 2003 and began managing the Portfolio in April 2003. Ms. Maly has been associated with the Adviser in an investment management capacity since 1992 and began managing the Portfolio in July 2008. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999 and began managing the Portfolio in April 2003. Mr. Laskin has been associated with the Adviser in an investment management capacity since 2000 and began managing the Portfolio in January 2007. Mr. Marcheli has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2003.

Mr. Bastian is the lead portfolio manager of the Portfolio. Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the Portfolio. Mr. Bastian is responsible for the execution of the overall strategy of the Portfolio.

UIFEIPSPT3

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 5, 2009

The Universal Institutional Funds, Inc.

Supplement dated January 5, 2009 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2008:

With respect to the U.S. Mid Cap Value Portfolio, the section of the Statement of Additional Information entitled "Portfolio Managers—Portfolio Manager Compensation Structure—U.S. Mid Cap Value Portfolio" is hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of December 31, 2007, James O. Roeder managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain "wrap fee programs" or "managed account programs") with a total of approximately $677.3 million in assets. Thomas B. Bastian managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain "wrap fee programs" or "managed account programs") with a total of approximately $677.3 million in assets. Thomas R. Copper managed four registered investment companies with a total of approximately $1.9 billion in assets; no pooled investment vehicles other than registered investment companies; and no other amounts. Mark J. Laskin managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain "wrap fee programs" or "managed account programs") with a total of approximately $677.3 million in assets. Sergio Marcheli managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain "wrap fee programs" or "managed account programs") with a total of approximately $677.3 million in assets. As of October 31, 2008, John Mazanec managed four registered investment companies with a total of approximately $1.0 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts. Mary Jayne Maly managed 13 registered investment companies with a total of approximately $22.7 billion in assets; no pooled investment vehicles other than registered investment companies; and 11 other accounts with a total of approximately $2.3 billion in assets.

Securities Ownership of Portfolio Managers. As of December 31, 2007, none of James O. Roeder, Thomas B. Bastian, Thomas R. Copper, Mark J. Laskin and Sergio Marcheli owned any securities in the Portfolio. However, although the portfolio managers do not have any assets directly invested in the Portfolio, each of James O. Roeder, Thomas R. Copper, Mark J. Laskin and Sergio Marcheli has made investments (either directly or notionally through certain defined contribution and/or deferred compensation programs) in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy. As of October 31, 2008, John Mazanec and Mary Jayne Maly did not own any securities in the Portfolio.

***

With respect to the Equity Income Portfolio, the section of the Statement of Additional Information entitled "Portfolio Managers—Portfolio Manager Compensation Structure—Equity and Income Portfolio" is hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of December 31, 2007, James O. Roeder managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain "wrap fee programs" or "managed account programs") with a total of approximately $677.3 million in assets. Thomas B. Bastian managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain "wrap fee programs" or "managed account programs") with a total of approximately $677.3 million in assets. Mark J. Laskin managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain "wrap fee programs" or "managed account programs") with a total of approximately $677.3 million in assets. Sergio Marcheli managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain "wrap fee programs" or "managed account programs") with a total of approximately $677.3 million in assets. As of October 31, 2008, Mary Jayne Maly managed 13 registered investment companies with a total of approximately $22.7 billion in assets; no pooled investment vehicles other than registered investment companies; and 11 other accounts with a total of approximately $2.3 billion in assets.

Securities Ownership of Portfolio Managers. As of December 31, 2007, none of James O. Roeder, Thomas B. Bastian, Mark J. Laskin and Sergio Marcheli owned any securities in the Portfolio. However, although the portfolio managers do not have any assets directly invested in the Portfolio, each of James O. Roeder, Thomas B. Bastian, Mark J. Laskin and Sergio Marcheli has made investments (either directly or notionally through certain defined contribution and/or deferred compensation programs) in one or more other registered investment companies managed by the same portfolio management team pursuant to a similar strategy. As of October 31, 2008, Mary Jayne Maly did not own any securities in the Portfolio.

Please retain this supplement for future reference.